Consolidated Statements of Financial Condition (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Options written on futures contracts, premiums received (in Dollars)	$ 0	$ 7,356
Limited Partner [Member] | Capital Unit, Class A [Member] | Beneficial Owner [Member] | Trading [Member]
Units outstanding	82,359	110,812
Limited Partner [Member] | Capital Unit, Class B [Member] | Beneficial Owner [Member] | Trading [Member]
Units outstanding	839	955
Limited Partner [Member] | Capital Unit, Class C [Member] | Beneficial Owner [Member] | Trading [Member]
Units outstanding	0	0
Limited Partner [Member] | Capital Unit, Class D [Member] | Beneficial Owner [Member] | Trading [Member]
Units outstanding	0	0
General Partner [Member] | Capital Unit, Class A [Member] | Managing Owner [Member] | Trading [Member]
Units outstanding	535	535